Aberdeen Optimal Allocations Fund: Moderate

Aberdeen Optimal Allocations Fund: Moderate Growth

Aberdeen Optimal Allocations Fund: Specialty

(the “Funds”)

Incorporated herein by reference are supplements to the Funds’ prospectus and statement of additional information filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on July 26, 2012 (SEC Accession No. 0001104659-12-051511).